Exploration and Evaluation Assets	6 Months Ended
Jun. 30, 2019
EXPLORATION AND EVALUATION ASSETS
Exploration and Evaluation Assets

6.	EXPLORATION AND EVALUATION ASSETS

	Canada				US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	8	42	602
Acquisition costs – cash	5	4	-	15	1	-	25
Balance, June 30 2019	293	226	42	15	9	42	627

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	62,215	63,877
Administration	1	1	-	-	-	9	11
Corporate social responsibility	1	-	-	-	-	-	1
Property maintenance	-	-	-	-	-	17	17
Drilling	24	-	2	3	-	191	220
Environmental, health and safety	-	-	-	-	-	8	8
Geology	15	7	-	-	2	105	129
Geophysics	1	1	4	1	1	27	35
	42	9	6	4	3	357	421
Balance, June 30 ,2019	1,473	218	28	4	3	62,572	64,298
Total, June 30, 2019	1,766	444	70	19	12	62,614	64,925

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	5	4	40	2	15	66
Balance June 30, 2018	283	218	40	8	51	600

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	-	-	-	-	260	260
Corporate social responsibility	1	-	-	-	1	2
Environment, health And safety	-	-	-	-	29	29
Property maintenance	-	-	1	-	18	19
Drilling expenses	5	-	-	-	1,150	1,155
Camp operations	-	-	-	-	1,116	1,116
Helicopter charter aircraft	-	-	-	-	1,268	1,268
Geology	15	10	9	-	307	341
Geophysics	-	-	1	-	339	340
Infrastructure	-	-	-	-	13	13
Technical studies	-	-	-	-	7	7
	21	10	11	-	4,508	4,550
Balance June 30, 2018	1,159	197	11	-	53,143	54,510
Total, June 30, 2018	1,442	415	51	8	53,194	55,110

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009, the Company executed a letter of intent whereby the Company has an option to acquire a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire a 100% interest in the Post Creek Property, subject to certain net smelter return royalties (“NSR”) and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Post Creek Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $10 per annum, totalling $10 during the year ended December 31, 2018, the total of which will be deducted from any payments to be made under the NSR. The total advances paid during the six months period ended June 30, 2019 were $5, (June 30, 2018 - $5).

During the six months period ended June 30, 2019, the Company incurred exploration expenditures totalling $42 June 30 (June 30, 2018 - $21) on the Post Creek Property.

Halcyon

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire rights to Halcyon Property, subject to certain NSR and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Halcyon Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8 per annum, totalling $8 during the year ended December 31, 2018, the total of which will be deducted from any payments to be made under the NSR.

During the six months period ended June 30, 2019, the Company incurred $13 (June 30, 2018 - $14) in exploration and license related expenditures on the Halcyon Property.

Quetico

on April 26, 2018, the Company acquired certain claims known as Quetico located within the Sudbury Mining District of Ontario. The Company incurred total acquisition and exploration related costs of $64 during the year ended December 31, 2018.

The Company had no minimum required exploration commitment for the year ended December 31, 2018 as it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim.

By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office. The company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work and consecutively thereafter. Payments cannot be banked to be carried forward for future use. The total annual work requirement for Quetico project after April 26, 2020 is $324 should the Company maintain the current size of the claims.

During the six months period ended June 30, 2019, the Company incurred $6 (June 30, 2018 - $51) in exploration and license related expenditures on the Quetico Property.

Section 35 Property

On January 4, 2016, the Company entered into a 10 year Metallic Minerals Lease (the “Lease”) with the Michigan Department of Natural Resources for an area covering approximately 320 acres. The terms of the Lease require an annual rental fee at a rate of US $3.00 per acre for years 1-5 and at a rate of US $6.00 per acre for years 6-10. The Company shall pay a minimum royalty at a rate of US $10.00 per acre for the 11th year onwards, with an increase of an additional US $5.00 per acre per year up to a maximum of US $55.00 per acre per year. A production royalty of between 2% - 2.5% is payable from production of minerals and/or mineral products from an established mining operation area. The Company paid the first year rental fee and the required reclamation deposit of $14 (US $10). The Department of Natural Resources shall annually review the level of the reclamation deposit and shall require the amount to be increased or decreased to reflect changes in the cost of future reclamation of the leased premises.

During the six months period ended June 30, 2019, the Company spent a total of $4 in exploration and license related expenditures, (June 30, 2018 - $2).

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year licence for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time; however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the six months period ended June 30, 2019, the Company spent in aggregate of $357 (June 30, 2018 - $4,523) in exploration and license related expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui and Carbonatite Licenses. Further details on the licenses and related expenditures are outlined below.

Sulussugut License (2011/54)

(All references to amounts in Danish Kroners, “DKK” are in thousands of DKK)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $6 (DKK 31) upon granting of the Sulussugut License. The application for another 5 year term on the Sulussugut License was submitted to the Greenland Mineral Licence & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $8 (DKK 40) which provides for renewal of the Sulussugut License until 2020.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809 (approximately $15,808) between the years ended December 31, 2011 to 2015 by incurring $26,116 on the Sulussugut License. The accumulated exploration credits held at the end to December 31, 2015, of DKK 100,304 can be carried forward until 2019. Under the terms of the second license period, the required minimum exploration expenditures for the year ended December 31, 2017 was DKK 44,374 (approximately $8,955). As of December 31, 2018, the Company has spent $55,732 on exploration costs for the Sulussugut License.

To December 31, 2018, the Company has completed all obligations with respect to required reduction of the area of the license.

During the year ended December 31, 2018, the Company had approved exploration expenditures of DKK 79,604 (approximately $16,342) which results in the total cumulative surplus credits of DKK 326,111 (approximately $66,951). The credits may be carried forward until December 31, 2021.

The Company had no minimum required exploration for the year ended December 31, 2018. During the year ended December 31, 2018, the Company spent a total of $10,795 (December 31, 2017 - $11,079) in exploration and license related expenditures on the Sulussugut License.

During the six months period ended June 30, 2019, the Company spent a total of $197 in exploration and license related expenditures, (June 30, 2018 - $3,628).

Ininngui License (2012/28)

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $6 (DKK 32) upon granting of the Ininngui License. The Ininngui License was valid for 5 years until December 31, 2016, with December 31, 2012 being the first year. The Ininngui License is contiguous with the Sulussugut License.

To December 31, 2018, the Company’s expenditures exceeded the minimum requirement and the Company has a total cumulative surplus credits of DKK 35,509 (approximately $7,290). The credits may be carried forward until December 31, 2021.

The Company had no minimum required exploration for the year ended December 31, 2018. As of December 31, 2018, the Company has spent $5,121 on exploration costs for the Ininngui License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2018, the Company has not used the procedure for the license.

During the year ended December 31, 2018, the Company spent a total of $1,423 (December 31, 2017 - $985) in exploration and license related expenditures on the Ininngui License.

During the six months period ended June 30, 2019, the Company spent a total of $37 in exploration and license related expenditures, (June 30, 2018 - $422).

Carbonatite License (2018/21)

Effective May 4, 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $7 (DKK 31) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2018 being the first year. As of December 31, 2018, the Company has spent $1,362 on exploration costs for the Carbonatite License.

During the year ended December 31, 2018, the Company spent a total of $1,369 in exploration and license related expenditures (December 31, 2017 - $Nil) for the Carbonatite License.

The Company had a minimum required exploration obligation of DKK 269 (approximately $55) for the year ended December 31, 2018. To December 31, 2018, the Company’s expenditures exceeded the minimum requirement and the Company has a total surplus credit of DKK 9,830 (approximately $2,018). The credit may be carried forward until December 31, 2021.

During the six months periods ended June 30, 2019, the Company spent a total of $123 in exploration and license related expenditures, (June 30, 2018 - $437).